S-K 1604(c) De-SPAC Dilution $ / shares in Units, $ in Thousands	Mar. 31, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.51)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	35,067,500
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.17
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 0.83
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (5,656)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 321,429
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.17
De-SPAC, Number of Shares Used, Adjustment | shares	0
No Redemption [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
No Redemption [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 92,680
No Redemption [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (5,595)
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.51)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	32,911,250
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.06
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 0.94
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (5,656)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 298,259
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.06
De-SPAC, Number of Shares Used, Adjustment | shares	(2,156,250)
Redemption at 25 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
Redemption at 25 Percent of Maximum [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 69,510
Redemption at 25 Percent of Maximum [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (5,595)
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.51)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	30,755,000
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.94
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.06
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (5,656)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 275,089
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.94
De-SPAC, Number of Shares Used, Adjustment | shares	(4,312,500)
Redemption at 50 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
Redemption at 50 Percent of Maximum [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 46,340
Redemption at 50 Percent of Maximum [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (5,595)
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.51)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	28,477,455
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.8
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.2
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (5,656)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 250,616
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.8
De-SPAC, Number of Shares Used, Adjustment | shares	(6,590,045)
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
Redemption at 100 Percent of Maximum [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 21,867
Redemption at 100 Percent of Maximum [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (5,595)